Ropes & Gray LLP
                                One Metro Center
                               700 12th Street, NW
                                    Suite 900
                            Washington, DC 20005-3948

                   WRITER'S DIRECT DIAL NUMBER: (202) 508-4667

                                December 3, 2004


VIA EDGAR

Filing Desk
Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC 20549

         Re:   Fifth Third Funds (Registration Nos. 33-24848 and 811-05669)
               ------------------------------------------------------------

Dear Sir or Madam:

         Pursuant to the requirements of Rule 497(j) under the Securities Act of 1933, the Registrant certifies that the forms of prospectuses and Statement of Additional Information that would have been filed under Rule 497(c) would not have differed from that contained in Post-Effective Amendment No. 53 filed on November 22, 2004 and effective on November 29, 2004 pursuant to Rule 485(b). The text of Post-Effective Amendment No. 53 was filed electronically.

                              Sincerely,

                              FIFTH THIRD FUNDS
                              Registrant

                              *  /s/ C. David Bunstine
                                 -------------------------
                                 C. David Bunstine
                                 President

                           *By:  /s/ Alyssa Albertelli
                                 ---------------------------
                                 Alyssa Albertelli, as Attorney-in-fact
                                 pursuant to power of attorney filed previously